Note 8 - Goodwill and Intangible Assets (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill	€ 2,412	€ 2,412	€ 2,412
Amortization of Intangible Assets	42	6	26
Urology Devices and Services (UDS) [Member]
Goodwill	€ 1,767	1,767	1,767
Fair Value Inputs, Discount Rate	15.00%
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill	€ 645	€ 645	€ 645
Fair Value Inputs, Discount Rate	10.00%